THE ADVISORS’ INNER CIRCLE FUND III

PineBridge Dynamic Asset Allocation Fund

(the “Fund”)

Supplement dated August 3, 2026 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated March 1, 2026

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Prospectus and SAI.

I.	Effective September 30, 2026, the name of the Fund is changed to MetLife Dynamic Asset Allocation Fund. Accordingly, effective September 30, 2026, the Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	All references to “PineBridge Dynamic Asset Allocation Fund” are deleted and replaced with “MetLife Dynamic Asset Allocation Fund.”

II.	Effective immediately, the references to the Fund’s website in the Summary Prospectus, Prospectus and SAI are hereby revised as follows:

1.	All references to “www.pinebridge.com” are deleted and replaced with “https://metlife.com/investments/en-us/.”

2.	All references to “https://www.pinebridge.com/en-us/institution/funds/pinebridge-dynamic-asset-allocation-fund-40act/institutional” or “https://www.pinebridge.com/en-us/institution/funds/ pinebridge-dynamic-asset-allocation-fund/institutional” are deleted and replaced with “https://metlife.com/investments/en-us/funds/fund/?fund=pinebridge-dynamic-asset-allocation-fund&unit=institutional&lang=en-us/.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PBI-SK-008-0100